Common Stock - Selected Terms Of Class A Common Stock and Class B Common Stock Narrative (Details)	Sep. 30, 2020 Vote
Class of Stock [Line Items]
Threshold of affirmative votes of Class A Common Stock outstanding for automatic conversion to Class B Common Stock (at least)	90.00%
Threshold of Bentley family ownership of issued and outstanding Class B Common Stock, fully-diluted basis, automatic conversion of Class A Common Stock	20.00%
Class B Common Stock
Class of Stock [Line Items]
Number Of Votes Per Share	1
Class A Common Stock
Class of Stock [Line Items]
Number Of Votes Per Share	29
Number of votes per share, if not serving as Company director or executive officer	11